Cover	Apr. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2021
Current Fiscal Year End Date	--10-02
Entity File Number	000-02382
Entity Registrant Name	MTS SYSTEMS CORPORATION
Entity Central Index Key	0000068709
Entity Tax Identification Number	41-0908057
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	14000 TECHNOLOGY DRIVE
Entity Address, City or Town	EDEN PRAIRIE
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	(952)
Local Phone Number	937-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.25 par value
Trading Symbol	MTSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false